Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 21 - Financial Instruments

Credit risk

Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31,	December 31,
	2017	2018
	NIS millions	NIS millions

Trade receivables including long-term amounts	1,692	1,522
Loans and other receivables including long-term amounts	146	138
Investment in debt securities	325	362
Cash and cash equivalents in banks	527	1,202
Derivative financial instrument	3	6
	2,693	3,230

The maximum exposure to credit risk of financial assets at the reporting date by type of counterparty is:

	December 31,	December 31,
	2017	2018
	NIS millions	NIS millions

Receivables from subscribers	1,511	1,318
Receivables from distributors and other operators	158	160
Investment in government of Israel debt securities	90	80
Investment in institutional debt securities	235	282
Cash and cash equivalents in banks	527	1,202
Other	172	188
	2,693	3,230

Impairment losses
The aging of financial assets at the reporting date was as follows:

	Gross	Impairment	Gross	Impairment
	2017		2018
	NIS millions	NIS millions	NIS millions	NIS millions

Not past due	2,580	12	3,138	28
Past due less than one year	143	53	126	35
Past due more than one year	157	122	162	133
	2,880	187	3,426	196

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2017	2018
	NIS millions	NIS millions

Balance at January 1	185	187
Effect of initial application of IFRS 9	-	12
Balance as at January 1	185	199
Impairment loss recognized	(44)	(40)
Doubtful debt expenses	46	37
Balance at December 31	187	196

The allowance accounts in respect of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible. At that point, the amount considered irrecoverable is written off against the trade receivable directly.

Liquidity risk
The following are the maturities of contractual financial liabilities and other non-contractual liabilities, including estimated interest payments and excluding the impact of netting agreements:

December 31, 2018	Carrying	Contractual					More than
	amount	Cash flows	1st year	2nd year	3rd year	4-5 years	5 years
	NIS millions

Debentures*	(3,466)	(4,008)	(610)	(506)	(466)	(988)	(1,438)
Long-term loans from financial institutions	(462)	(503)	(147)	(141)	(135)	(80)	-
Trade and other payables	(815)	(815)	(815)	-	-	-	-
Forward exchange contracts on CPI	(1)	(1)	(1)	-	-	-	-
Other long-term liabilities	(13)	(13)	(13)	-	-	-	-
	(4,757)	(5,340)	(1,586)	(647)	(601)	(1,068)	(1,438)

*   Including accrued interest on debentures.

December 31, 2017	Carrying	Contractual					More than
	amount	Cash flows	1st year	2nd year	3rd year	4-5 years	5 years
	NIS millions

Debentures*	(2,954)	(3,435)	(658)	(577)	(473)	(739)	(988)
Long-term loans from financial institutions	(540)	(605)	(102)	(147)	(141)	(215)	-
Trade and other payables	(784)	(784)	(784)	-	-	-	-
Forward exchange contracts on foreign currencies	(1)	(1)	(1)	-	-	-	-
Forward exchange contracts on CPI	(17)	(17)	(17)	-	-	-	-
Other long-term liabilities	(12)	(12)	-	(12)	-	-	-
	(4,308)	(4,854)	(1,562)	(736)	(614)	(954)	(988)

*   Including accrued interest on debentures.

Currency risk and CPI

The Group's exposure to foreign currency risk and CPI is as follows:

	December 31, 2017			December 31, 2018
	In or linked			In or linked
	to foreign			to foreign
	currencies	Linked		currencies	Linked
	(mainly USD)	to CPI	Unlinked	(mainly USD)	to CPI	Unlinked
	NIS millions			NIS millions
Current assets
Cash and cash equivalents	29	-	498	13	-	1,189
Current investments, including derivatives	13	135	181	20	171	177
Trade receivables	61	-	1,219	56	-	1,096
Other receivables	-	-	8	-	1	1

Non- current assets
Long-term receivables	-	54	495	-	57	449

Current liabilities
Current maturities of debentures and of loans from financial institutions	-	(322)	(297)	-	(328)	(292)
Trade payables and accrued expenses	(115)	-	(537)	(182)	-	(514)
Other current liabilities, including derivatives	(1)	(42)	(161)	-	(20)	(164)

Non- current liabilities
Long-term loans from financial institutions	-	-	(462)	-	-	(334)
Debentures	-	(1,288)	(1,071)	-	(998)	(1,914)
Other non-current liabilities	(1)	-	(11)	(12)	-	-
	(14)	(1,463)	(138)	(105)	(1,117)	(306)

The Group's exposure to linkage and foreign currency risk in respect of derivatives is as follows:

	December 31, 2018
	Currency/ linkage receivable	Currency/ linkage payable	Notional Value	Fair value
			NIS millions
Instruments not used for hedging
Forward exchange contracts on foreign currencies	USD	NIS	203	4
Forward exchange contracts on CPI	CPI	NIS	400	(1)
Foreign currency put options	NIS	USD	(147)	-
Embedded derivative in lease contracts	USD	NIS	15	1

	December 31, 2017
	Currency/ linkage receivable	Currency/ linkage payable	Notional Value	Fair value
			NIS millions
Instruments not used for hedging
Forward exchange contracts on foreign currencies	USD	NIS	105	(1)
Forward exchange contracts on CPI	CPI	NIS	500	(17)
Foreign currency put options	NIS	USD	(105)	1
Embedded derivative in lease contracts	USD	NIS	16	2

Sensitivity analysis
A change of the CPI as at December 31, 2018 and 2017 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2017.

		Equity	Net income
	Change	NIS millions	NIS millions

December 31, 2018
Increase in the CPI of	2.0%	(11)	(11)
Increase in the CPI of	1.0%	(6)	(6)
Decrease in the CPI of	(1.0)%	2	2
Decrease in the CPI of	(2.0)%	1	1

December 31, 2017
Increase in the CPI of	2.0%	(9)	(9)
Increase in the CPI of	1.0%	(2)	(2)
Decrease in the CPI of	(1.0)%	-	-
Decrease in the CPI of	(2.0)%	-	-

Sensitivity of change in foreign exchange rate is immaterial as at December 31, 2018 and 2017.

Interest rate risk

Profile
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments, not including derivatives, was:

	Carrying amount
	2017	2018
	NIS millions	NIS millions
Fixed rate instruments
Financial assets	679	355
Financial liabilities	(3,440)	(3,865)
	(2,761)	(3,510)
Variable rate instruments
Financial assets	221	1,179

Fair value sensitivity analysis for fixed rate instruments
A change of interest rates at the end of the reporting period would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2018
Fair value sensitivity (net)	(10)	10	(5)	5	(10)	10	(5)	5

	Equity				Profit or loss
	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease	1.0% increase	1.0% decrease	0.5% increase	0.5% decrease
	NIS millions				NIS millions
December 31, 2017
Fair value sensitivity (net)	(9)	9	(5)	5	(9)	9	(5)	5

Cash flow sensitivity analysis for variable rate instruments
A change of 1% in interest rates at the end of the reporting period would have increased (decreased) equity and profit or loss by immaterial amounts.

Fair Value

(1)	Financial instruments measured at fair value for disclosure purposes only

The book value of certain financial assets and liabilities, including cash and cash equivalents, trade and other receivables, current investments, including derivatives, trade and other payables, including derivatives and other long-term liabilities, are equal or approximate to their fair value.

The fair values of the remaining financial liabilities and their book values as presented in the consolidated statements of financial position are as follows:

	December 31, 2017			December 31, 2018
	Book value	Fair value		Book value	Fair value
	NIS millions			NIS millions
Debentures including current maturities and accrued interest	(2,954)	(3,288	)*	(3,466)	(3,585	)*
Long-term loans from financial institutions including current maturities and accrued interest	(540)	(574)		(462)	(479)

* The fair value as of December 31, 2018 includes principal and interest in a total sum of approximately NIS 373 million, paid in January 2019, after the end of the reporting period. The fair value as of December 31, 2017 includes principal and interest in a total sum of approximately NIS 418 million, paid in January 2018.

The fair value of marketable debentures is determined by reference to the quoted closing asking price at the reporting date (level 1), with the addition of principal and interest amounts, which were paid during the following month after the end of the reporting period.

(2)	Fair value hierarchy of financial instruments measured at fair value

The table below analysis financial instruments carried at fair value, by valuation method, to the different levels.

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities and shares	398	-	-	398
Derivatives	-	6	-	6
Total assets	398	6	-	404

Financial liabilities at fair value through profit or loss
Derivatives	-	(1)	-	(1)
Total liabilities	-	(1)	-	(1)

There have been no transfers during the year between Levels 1 and 2.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Financial assets at fair value through profit or loss
Current investments in debt securities and shares	361	-	-	361
Derivatives	-	3	-	3
Total assets	361	3	-	364

Financial liabilities at fair value through profit or loss
Derivatives	-	(18)	-	(18)
Total liabilities	-	(18)	-	(18)

(3)	Details regarding fair value measurement at Level 2

Financial instrument	Valuation method for determining fair value

Forward contracts
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Foreign currency options	Fair value is measured based on the Black-Scholes formula.

(4)	Offset of financial assets and financial liabilities

The following table sets out the carrying amounts of recognized financial instruments that were offset in the consolidated statements of financial position:

	December 31, 2018
	Note	Gross amounts of recognized financial assets (liabilities)	Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	160	(125)	35

Financial liabilities
Trade payables and accrued expenses	13	(144)	125	(19)

	December 31, 2017
	Note	Gross amounts of recognized financial assets (liabilities)	Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position	Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position
		NIS millions	NIS millions	NIS millions
Financial assets
Trade receivables	9	170	(123)	47

Financial liabilities
Trade payables and accrued expenses	13	(149)	123	(26)

Share price risk - sensitivity analysis

The Group’s investments in securities include investments in equity instruments. The sensitivity analysis below presents the effect of a change in share prices on the fair value of securities held by the Group, assuming that all other variables remain constant.

A change in share prices would have increased (decreased) profit or loss and equity by the amounts shown below (after tax):

	December 31, 2018
	NIS millions
	Profit or loss	Equity
Increase of 5%	1	1
Increase of 10%	3	3
Decrease of 5%	(1)	(1)
Decrease of 10%	(3)	(3)